Capital management (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of objectives, policies and processes for managing capital [abstract]
Schedule of capital of the Company

	December 31,	December 31,
	2017	2016
	$	$
Equity attributable to owners of the Company	154,571	160,268
Loans payable	64,860	78,682
	219,431	238,950
Less: Cash and cash equivalents	(23,878)	(42,145)
	195,553	196,805